ILFC Transaction (Schedule Of The Consideration Transferred To Effect The ILFC Transaction) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May. 14, 2014	May. 13, 2014	Dec. 31, 2014
Business Acquisition [Line Items]
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014			$ 4,634,688
ILFC [Member]
Business Acquisition [Line Items]
Cash consideration	$ 2,400,000
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014	4,545,366
Share compensation	12,275
Consideration transferred	$ 6,957,641
Shares issued for acquisition	97,560,976
AerCap's share price	$ 46.59
ILFC [Member] | AIG [Member]
Business Acquisition [Line Items]
Special distribution paid		$ 600,000